MML SERIES INVESTMENT FUND II
MML Blend Fund
MML Inflation-Protected and Income Fund
MML Short-Duration Bond Fund
MML U.S. Government Money Market Fund
Supplement dated November 1, 2018 to the
Prospectus dated May 1, 2018
This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.
Effective December 23, 2018, the information for Scott Riecke, for the MML Blend Fund and the MML U.S. Government Money Market Fund found on pages 15 and 67 under the heading Portfolio Managers in the section titled Management, and on page 89 for Barings LLC (“Barings”) under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds, is hereby deleted.
The following information replaces similar information found on page 39 for the MML Inflation-Protected and Income Fund under the heading Portfolio Managers in the section titled Management:
Ronald E. Desautels, CFA is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since its inception (August 2002). He is expected to retire as of April 30, 2019.
The following information replaces similar information found on page 51 for the MML Short-Duration Bond Fund under the heading Portfolio Managers in the section titled Management:
Ronald E. Desautels, CFA is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since its inception (May 2010). He is expected to retire as of April 30, 2019.
The following information replaces similar information found on page 88 for Barings LLC (“Barings”) under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Ronald E. Desautels, CFA
is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group and shares primary responsibility for the day-to-day management of the MML Inflation-Protected and Income Fund and the MML Short-Duration Bond Fund. Mr. Desautels has managed these Funds since inception. Mr. Desautels has over 40 years of experience. Prior to joining Barings in 1985, Mr. Desautels served as an Assistant Investment Officer at Travelers Insurance Company. Mr. Desautels is expected to retire as of April 30, 2019.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-18-02

MML SERIES INVESTMENT FUND II
MML Inflation-Protected and Income Fund
Supplement dated November 1, 2018 to the
Summary Prospectus dated May 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information found under the heading Portfolio Managers in the section titled Management:
Ronald E. Desautels, CFA is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since its inception (August 2002). He is expected to retire as of April 30, 2019.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Inflation-18-01

MML SERIES INVESTMENT FUND II
MML Short-Duration Bond Fund
Supplement dated November 1, 2018 to the
Summary Prospectus dated May 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus, and any previous supplements.
The following information replaces similar information found under the heading Portfolio Managers in the section titled Management:
Ronald E. Desautels, CFA is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since its inception (May 2010). He is expected to retire as of April 30, 2019.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SDB-18-02

MML SERIES INVESTMENT FUND II
MML U.S. Government Money Market Fund
Supplement dated November 1, 2018 to the
Summary Prospectus dated May 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective December 23, 2018, the information for Scott Riecke, found under the heading Portfolio Managers in the section titled Management, is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
US Govt MMF-18-01

MML SERIES INVESTMENT FUND II
MML Blend Fund
Supplement dated November 1, 2018 to the
Summary Prospectus dated May 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus, and any previous supplements.
Effective December 23, 2018, the information for Scott Riecke, found under the heading Portfolio Managers in the section titled Management, is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
BLD-18-02